NOTE 9 - Derivative liability - Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value adjustments of derivative liability - Warrants	$ 408	$ 526
Warrant
Description of method of measuring fair value of instruments or interests	Black-Scholes option pricing model